INVENTORY (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Inventory Abstract
Schedule of inventory

	December 31, 2023	December 31, 2022
	$	$
Finished goods	9,985	8,098
Work in progress – vehicles	11,560	42
Parts for resale	1,728	1,928
Total Inventory	23,273	10,068